Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,041,653
Non-current, Maturity		854,256
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		395,935
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		322,594
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		62,083
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		28,548
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 45,096
Brazil | Secured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.31%	7.31%
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 706,930	$ 1,041,653
Non-current, Maturity	622,280	854,256
Bank Loans [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	17,507	227,214
Bank Loans [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	689,423	814,439
Bank Loans [Member] | One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	376,305	395,935
Bank Loans [Member] | Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	177,925	322,594
Bank Loans [Member] | Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,013	62,082
Bank Loans [Member] | Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	14,400	28,548
Bank Loans [Member] | More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 36,637	$ 45,097
Secured Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.37%
Nominal Interest Rate		6.27%
Current, Maturity		$ 9,334
Non-current, Maturity		36,953
Secured Bank Loans [Member] | Colombia | Three to twelve months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		9,334
Secured Bank Loans [Member] | Colombia | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,619
Secured Bank Loans [Member] | Colombia | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,238
Secured Bank Loans [Member] | Colombia | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,238
Secured Bank Loans [Member] | Colombia | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,238
Secured Bank Loans [Member] | Colombia | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 4,620
Secured Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.44%	4.36%
Nominal Interest Rate	4.16%	4.35%
Current, Maturity	$ 159,140	$ 310,922
Non-current, Maturity	$ 469,049	$ 474,735
Secured Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.70%	8.36%
Nominal Interest Rate	6.60%	8.20%
Current, Maturity	$ 99,836	$ 38,058
Non-current, Maturity	116,058	40,260
Secured Bank Loans [Member] | Brazil | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,281	7,818
Secured Bank Loans [Member] | Brazil | One to three months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,458	34,829
Secured Bank Loans [Member] | Brazil | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	151,859	303,104
Secured Bank Loans [Member] | Brazil | Three to twelve months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	92,378	3,229
Secured Bank Loans [Member] | Brazil | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	318,251	271,452
Secured Bank Loans [Member] | Brazil | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,916	8,145
Secured Bank Loans [Member] | Brazil | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	148,012	203,283
Secured Bank Loans [Member] | Brazil | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,338	11,471
Secured Bank Loans [Member] | Brazil | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,975	11,677
Secured Bank Loans [Member] | Brazil | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,786
Secured Bank Loans [Member] | Brazil | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,576	7,728
Secured Bank Loans [Member] | Brazil | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 35,253	$ 1,239
Unsecured Bank Loans [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.16%	3.52%
Nominal Interest Rate	4.10%	3.40%
Current, Maturity		$ 424
Non-current, Maturity	$ 22,614
Unsecured Bank Loans [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.78%
Nominal Interest Rate		3.75%
Current, Maturity		$ 25,892
Non-current, Maturity		22,192
Unsecured Bank Loans [Member] | Peru | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		424
Unsecured Bank Loans [Member] | Peru | One to three months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		35
Unsecured Bank Loans [Member] | Peru | Three to twelve months [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		25,857
Unsecured Bank Loans [Member] | Peru | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,614
Unsecured Bank Loans [Member] | Peru | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 22,192
Unsecured Bank Loans [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.73%	6.21%
Nominal Interest Rate	5.61%	6.06%
Current, Maturity	$ 34,228	$ 97,252
Non-current, Maturity	14,559	30,333
Unsecured Bank Loans [Member] | Colombia | One to three months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,396	66,549
Unsecured Bank Loans [Member] | Colombia | Three to twelve months [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	32,832	30,703
Unsecured Bank Loans [Member] | Colombia | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,524	28,604
Unsecured Bank Loans [Member] | Colombia | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,575	$ 1,729
Unsecured Bank Loans [Member] | Colombia | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,038
Unsecured Bank Loans [Member] | Colombia | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,038
Unsecured Bank Loans [Member] | Colombia | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,384
Unsecured Bank Loans [Member] | Brazil | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.66%	5.36%
Nominal Interest Rate	4.65%	5.35%
Current, Maturity	$ 61,029	$ 76,156
Non-current, Maturity		$ 2,776
Unsecured Bank Loans [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.53%	8.84%
Nominal Interest Rate	6.52%	8.79%
Current, Maturity	$ 876	$ 131,227
Non-current, Maturity		247,007
Unsecured Bank Loans [Member] | Brazil | One to three months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	495	76,156
Unsecured Bank Loans [Member] | Brazil | One to three months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	876	41,402
Unsecured Bank Loans [Member] | Brazil | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 60,534
Unsecured Bank Loans [Member] | Brazil | Three to twelve months [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		89,825
Unsecured Bank Loans [Member] | Brazil | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		83,115
Unsecured Bank Loans [Member] | Brazil | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		74,681
Unsecured Bank Loans [Member] | Brazil | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		41,167
Unsecured Bank Loans [Member] | Brazil | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		11,582
Unsecured Bank Loans [Member] | Brazil | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,776
Unsecured Bank Loans [Member] | Brazil | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 36,462
Unsecured Bank Loans [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%	4.99%
Nominal Interest Rate	2.67%	3.36%
Current, Maturity	$ 351,820	$ 352,387
Unsecured Bank Loans [Member] | Chile | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 1	$ 1
Unsecured Bank Loans [Member] | Chile | One to three months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1	1
Unsecured Bank Loans [Member] | Chile | Three to twelve months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 351,820	$ 352,387